Changes In Business And Other Matters (Narrative) (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended					1 Months Ended	3 Months Ended					12 Months Ended							1 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended
	Jul. 26, 2011	Jan. 31, 2011	Jun. 30, 2011	Sep. 30, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2011 East Boston Refined Product Inventory [Member]	Jul. 31, 2010 Other Pipeline Ownership Interests [Member]	Sep. 30, 2009 Excel Pipeline LLC [Member]	Dec. 31, 2011 Eagle Point Refinery Contract Losses [Member]	Dec. 31, 2010 Eagle Point Refinery Contract Losses [Member]	Dec. 31, 2009 Eagle Point Refinery Contract Losses [Member]	Dec. 31, 2010 MTBE Coverage Settlement [Member]	Dec. 31, 2009 MTBE Coverage Settlement [Member]	Dec. 31, 2010 Retail Locations [Member] Location	Dec. 31, 2011 Haverhill Facility [Member]	Jun. 30, 2011 Haverhill Facility [Member]	Sep. 30, 2011 Frankford Facility [Member]	Jun. 30, 2011 Frankford Facility [Member]	Mar. 31, 2010 Business Improvement Initiatives [Member]	Dec. 31, 2011 Business Improvement Initiatives [Member]	Dec. 31, 2010 Business Improvement Initiatives [Member]	Dec. 31, 2009 Business Improvement Initiatives [Member]	Dec. 31, 2011 Retail Portfolio Management Program [Member] Store	Dec. 31, 2010 Retail Portfolio Management Program [Member]	Dec. 31, 2009 Retail Portfolio Management Program [Member]	Dec. 31, 2009 Retail Heating Oil And Propane Distribution Business [Member]	Sep. 30, 2011 Philadelphia And Marcus Hook Refineries [Member]	Sep. 30, 2011 Philadelphia And Marcus Hook Refineries [Member]	Dec. 31, 2011 Philadelphia And Marcus Hook Refineries [Member]		Dec. 30, 2011 Philadelphia And Marcus Hook Refineries [Member] Severance, Contract Terminations And Idling Expenses [Member]	Dec. 31, 2011 Eagle Point Refinery [Member]	Dec. 31, 2010 Eagle Point Refinery [Member]	Dec. 31, 2009 Eagle Point Refinery [Member]	Jun. 30, 2010 Discontinued Polypropylene Operations [Member]	Mar. 31, 2010 Discontinued Polypropylene Operations [Member]	Dec. 31, 2011 Discontinued Polypropylene Operations [Member]	Jun. 30, 2009 Discontinued Tulsa Refining Operations [Member]	Sep. 30, 2011 Discontinued Tulsa Refining Operations [Member]	Dec. 31, 2011 Discontinued Tulsa Refining Operations [Member]	Dec. 31, 2009 Discontinued Tulsa Refining Operations [Member]	Jun. 30, 2009 Discontinued Tulsa Sale Of Refinery [Member]	Dec. 31, 2009 Discontinued Tulsa Sale Of Refinery [Member]		Mar. 31, 2011 Toledo Refinery And Related Inventory [Member]	Dec. 31, 2011 Toledo Refinery And Related Inventory [Member]	Mar. 31, 2011 Toledo Refinery And Related Inventory [Member] Crude And Refined Product Inventories [Member]	Mar. 31, 2011 Toledo Refinery And Related Inventory [Member] Cash [Member]	Mar. 31, 2011 Toledo Refinery And Related Inventory [Member] Two-Year Note Receivable [Member]	Sep. 30, 2011 Toledo Refinery And Related Inventory [Member] Notes Receivable [Member]	May 31, 2011 Toledo Refinery And Related Inventory [Member] Notes Receivable [Member]	May 31, 2011 Toledo Refinery And Related Inventory [Member] Working Capital Adjustments [Member]	Sep. 30, 2011 Refineries Long-Lived Assets [Member]	Jul. 26, 2011 SunCoke Energy, Inc. [Member]	Dec. 31, 2011 SunCoke Energy, Inc. [Member]	Jan. 31, 2011 Harold Keene Coal [Member] Year	Dec. 31, 2011 Harold Keene Coal [Member]	Jan. 31, 2011 Harold Keene Coal [Member] Minimum [Member] ton	Jan. 31, 2011 Harold Keene Coal [Member] Maximum [Member] ton	May 31, 2011 Inland [Member]	Aug. 31, 2011 Texon Crude Oil Purchasing And Marketing Business [Member] bbl State	Aug. 31, 2011 Texon Crude Oil Purchasing And Marketing Business [Member] Texon Crude Oil Inventory [Member]	Jul. 31, 2010 Texon Butane Blending [Member]	Sep. 30, 2010 Mid-Valley Pipeline Company And West Texas Gulf Pipe Line Company [Member]	Dec. 31, 2010 Mid-Valley Pipeline Company And West Texas Gulf Pipe Line Company [Member]	Sep. 30, 2010 Mid-Valley Pipeline Company [Member]	Sep. 30, 2010 West Texas Gulf Pipe Line Company [Member]
Changes In Business And Other Matters [Line Items]
Purchase price							$ 25,000,000			$ 73,000,000		$ 50,000,000																																																$ 52,000,000					$ 222,000,000		$ 152,000,000
Cash paid for acquisition					419,000,000		268,000,000	50,000,000																																																				38,000,000
Contingent consideration payment					14,000,000																																																							14,000,000	14,000,000
Period subject to contingent consideration terms of production target, in years																																																												20
Number of active underground mines acquired		2
Number of active surface acquired		1
Production capacity (tons)																																																														250,000	300,000
Right exercised to acquire additional ownership interests																																																																56,000,000
Payments to acquire controlling interests																																																																30,000,000				85,000,000
Partnership ownership interest percentage																																																																84.00%						91.00%	60.00%
Gain on remeasurement of pipeline equity interests					9,000,000		128,000,000																																																									9,000,000				128,000,000	128,000,000
Gain on remeasurement of pipeline equity interests (after tax)																																																																6,000,000
Fair value of inventory included in purchase price										17,000,000																																																								17,000,000
Crude business and gathering assets																																																																	16
Current crude oil volume barrels per day																																																																	75,000
Payments to increase additional ownership interest											6,000,000
Partnership ownership interest percentage																																																																						91.00%
Gain from remeasurement pre-acquisition equity interests, after tax			6,000,000	37,000,000																																																																37,000,000
Number of retail locations acquired																		25
Properties, plants and equipment					312,000,000		496,000,000					29,000,000																																																	64,000,000
Allocated to intangible assets					183,000,000		90,000,000					21,000,000
Initial public offering of shares	13.34																																																									13.34
Controlling ownership by parent	81.00%							2.00%																																																			81.00%
Provision to write down certain assets, before tax					(274,000,000)		(169,000,000)	70,000,000					5,000,000	57,000,000						169,000,000		118,000,000	169,000,000																								70,000,000	[1]
Provision to write down certain assets, after tax					(167,000,000)		(44,000,000)	41,000,000					3,000,000	34,000,000						101,000,000		70,000,000																									41,000,000	[1]
Cash received on divestment of business																			93,000,000			88,000,000					178,000,000	178,000,000	178,000,000	83,000,000									348,000,000			157,000,000			93,000,000	64,000,000						546,000,000				6,000,000
Gain (loss) on divestment of discontinued operations, pretax																			6,000,000		7,000,000																						18,000,000	18,000,000
Gain (loss) on divestment of discontinued operations, after tax																			4,000,000		4,000,000									26,000,000										44,000,000			11,000,000	11,000,000
Income tax expense (benefit)					(87,000,000)	[2]	(54,000,000)	42,000,000																																	4,000,000
Sales and other operating revenue net discontinued operations					2,612,000,000		2,710,000,000	3,355,000,000
Net proceeds from divestment of business																																																	1,037,000,000
Note receivable from sale					182,000,000																																																200,000,000
Note receivable collected																																																						18,000,000
Note receivable																																																							285,000,000
Maximum payments for participation																																																	125,000,000
Expected future participation payment not recorded																																																		125,000,000
(Gain) loss on divestment of discontinued operations																											9,000,000	17,000,000	24,000,000	44,000,000																			2,000,000	2,000,000
Net after tax loss on divestment																																																	4,000,000
LIFO inventory loss (profit) before tax					63,000,000		188,000,000							168,000,000	92,000,000																																				535,000,000
Number of retail sites sold																											229
Accrual for environmental indemnification and other exit costs					110,000,000		115,000,000	116,000,000	123,000,000																					8,000,000
Provision to write down certain assets, before tax					2,629,000,000		109,000,000	687,000,000																13,000,000	68,000,000	169,000,000							2,611,000,000	[3]	248,000,000	5,000,000	57,000,000	476,000,000																			2,363,000,000
Provision to write down certain assets, after tax					1,560,000,000		65,000,000	407,000,000																8,000,000	40,000,000	100,000,000							1,549,000,000	[3]	144,000,000	3,000,000	34,000,000	284,000,000																			1,405,000,000
Estimated fair value of long-lived assets																															105,000,000	105,000,000
Potential additional charges refinery shut down related																															300,000,000
Anticipated pretax gain on liquidation of refined product inventories																																2,000,000,000
LIFO inventory loss (profit) after tax					38,000,000		112,000,000							100,000,000	55,000,000
Recognized gain on insurance settlement before tax																16,000,000
Recognized gain on insurance settlement after tax																9,000,000
Provision to write down certain assets, before tax																	35,000,000
Accruals for costs																	16,000,000
Net curtailment gain related to a freeze of pension benefits																	$ 9,000,000

[1]	In 2008, Sunoco recognized a $160 million provision ($95 million after tax) attributable to the discontinued Tulsa refining operations.
[2]	Includes an $18 million gain ($11 million after tax) attributable to a partial settlement of a retained low sulfur diesel credit liability related to the discontinued Tulsa refining operations.
[3]	Includes $22 million pretax attributable to noncontrolling interests.